Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating revenues
Total operating revenues	$ 1,113,456	$ 1,203,181	$ 607,943
Gain on sale of assets	34,185	9,788	0
Other operating income (expenses), net - related party	(413)	(2,008)	2,965
Operating expenses
Voyage expenses and commissions	278,550	252,865	194,544
Ship operating expenses (including related party amounts of $4,916, $9,313 and $11,574 for the years ended December 31, 2022, 2021 and 2020 respectively)	225,971	208,894	191,235
Charter hire expenses (including related party amounts of $37,328, $60,885 and $63,468 for the years ended December 31, 2022, 2021 and 2020 respectively)	57,406	89,559	66,812
Administrative expenses	20,375	18,149	13,722
Impairment loss on vessels	0	4,187	721
Impairment loss on right of use assets	0	0	94,233
Depreciation	129,839	123,699	111,303
Total operating expenses	712,141	697,353	672,570
Net operating income (loss)	435,087	513,608	(61,662)
Other income (expenses)
Interest income	2,345	484	1,193
Interest expense (including related party amounts of nil, $3,395 and nil for the years ended December 31, 2022, 2021 and 2020 respectively)	(56,248)	(39,909)	(47,477)
Share of results of associated companies	40,793	24,482	(3,710)
Gain from disposal of associated companies	0	0	2,570
Gain (loss) on derivatives	39,968	30,465	(17,450)
Gain (loss) on marketable equity securities	503	(2,000)	(10,177)
Other financial items	(222)	477	(825)
Net other income (expenses)	27,139	13,999	(75,876)
Net income (loss) before income taxes	462,226	527,607	(137,538)
Income tax expense	379	389	131
Net income (loss)	$ 461,847	$ 527,218	$ (137,669)
Per share information:
Earnings (loss) per share : basic (in dollars per share)	$ 2.30	$ 2.74	$ (0.96)
Earnings (loss) per share : diluted (in dollars per share)	$ 2.29	$ 2.73	$ (0.96)
Time charter revenues
Operating revenues
Total operating revenues	$ 593,795	$ 603,959	$ 235,673
Voyage charter revenues
Operating revenues
Total operating revenues	518,398	597,812	370,130
Other revenues
Operating revenues
Total operating revenues	$ 1,263	$ 1,410	$ 2,140